As filed with the Securities and Exchange Commission on September 22, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2009

Date of reporting period:  July 31, 2009

Item 1. Schedules of Investments.

Edgar Lomax Value
Schedule of Investments
July 31, 2009 (Unaudited)

Shares	COMMON STOCKS - 95.95%	Value
	Banks - 1.16%
36,700	Regions Financial Corp.	$162,214
3,400	Wells Fargo & Co.	83,164
		245,378
	Capital Goods - 17.98%
8,400	3M Co.	592,368
18,700	The Boeing Co.	802,417
5,500	Caterpillar, Inc.	242,330
6,700	General Dynamics Corp.	371,113
44,700	General Electric Co.	598,980
10,900	Honeywell International, Inc.	378,230
3,400	Lockheed Martin Corp.	254,184
800	Raytheon Co.	37,560
3,600	Tyco International Ltd. (a)	108,792
7,600	United Technologies Corp.	413,972
		3,799,946
	Diversified Financials - 7.99%
15,500	American Express Co.	439,115
22,100	Bank of America Corp.	326,859
5,200	Capital One Financial Corp.	159,640
12,665	J.P. Morgan Chase & Co.	489,502
6,200	Morgan Stanley	176,700
3,600	NYSE Euronext	97,020
		1,688,836
	Energy - 16.97%
10,600	Baker Hughes, Inc.	429,300
11,200	Chevron Corp.	778,064
12,000	ConocoPhillips	524,520
4,400	Devon Energy Corp.	255,596
6,200	Exxon Mobil Corp.	436,418
18,700	Halliburton Co.	413,083
10,500	Occidental Petroleum Corp.	749,070
		3,586,051
	Food & Staples Retailing - 2.33%
6,300	CVS Caremark Corp.	210,924
7,300	Walgreen Co.	226,665
1,100	Wal-Mart Stores, Inc.	54,868
		492,457
	Food, Beverages & Tobacco - 7.03%
13,650	Altria Group, Inc.	239,285
5,800	Campbell Soup Co.	179,974
2,700	HJ Heinz Co.	103,842
27,883	Kraft Foods, Inc. - Class A	790,204
16,300	Sara Lee Corp.	173,432
		1,486,737
	Household & Personal Products - 0.12%
800	Avon Products, Inc.	25,904
	Insurance - 0.48%
3,800	The Allstate Corp.	102,258
	Materials - 9.73%
75,000	Alcoa, Inc.	882,000
6,600	The Dow Chemical Co.	139,722
33,438	E. I. du Pont de Nemours and Co.	1,034,237
		2,055,959
	Media - 2.13%
17,900	The Walt Disney Co.	449,648
	Pharmaceuticals, Biotechnology & Life Sciences - 10.57%
12,300	Bristol-Myers Squibb Co.	267,402
14,100	Merck & Co., Inc.	423,141
58,400	Pfizer, Inc.	930,312
13,200	Wyeth	614,460
		2,235,315
	Retailing - 1.33%
6,900	The Home Depot, Inc.	178,986
900	Lowe's Companies, Inc.	20,214
1,900	Target Corp.	82,878
		282,078
	Semiconductors & Semiconductor Equipment - 3.11%
6,800	Intel Corp.	130,900
21,900	Texas Instruments, Inc.	526,695
		657,595
	Technology Hardware & Equipment - 5.99%
8,800	Hewlett-Packard Co.	381,040
7,500	International Business Machines Corp.	884,475
		1,265,515
	Telecommunication Services - 3.78%
16,000	AT&T, Inc.	419,680
11,800	Verizon Communications, Inc.	378,426
		798,106
	Transportation - 1.13%
500	Burlington Northern Santa Fe Corp.	39,295
4,600	Norfolk Southern Corp.	198,950
		238,245
	Utilities - 4.12%
21,900	American Electric Power Co., Inc.	678,024
200	Entergy Corp.	16,066
1,800	Exelon Corp.	91,548
2,700	Southern Co.	84,780
		870,418

	TOTAL COMMON STOCKS (Cost $21,336,862)	20,280,446

Shares	SHORT-TERM INVESTMENTS - 4.00%	Value
845,321	AIM STIT-STIC Prime Portfolio	845,321
	TOTAL SHORT-TERM INVESTMENTS (Cost $845,321)	845,321

	Total Investments in Securities (Cost $22,182,183) - 99.95%	21,125,767
	Other Assets in Excess of Liabilities - 0.05%	9,721
	NET ASSETS - 100.00%	$21,135,488

(a) U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows*:

Cost of investments	$22,207,985

Gross unrealized appreciation	$1,791,198
Gross unrealized depreciation	(2,873,416)
Net unrealized depreciation	$(1,082,218)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

FAS 157 – Summary of Fair Value Exposure at July 31, 2009

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) and FASB Staff Position (“FSP 157-4”).  FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  FAS 157 requires the Fund to classify its securities based on valuation method.  Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$731,726	$—	$—	$731,726
Consumer Staples	2,005,098	—	—	2,005,098
Energy	3,586,051	—	—	3,586,051
Financials	2,036,472	—	—	2,036,472
Health Care	2,235,315	—	—	2,235,315
Industrials	4,038,191	—	—	4,038,191
Information Technology	1,923,110	—	—	1,923,110
Materials	2,055,959	—	—	2,055,959
Telecommunication Services	798,106	—	—	798,106
Utilities	870,418	—	—	870,418
Total Equity	20,280,446	—	—	20,280,446

Short-Term Investments	845,321	—	—	845,321

Total Investments in Securities	$21,125,767	$—	$—	$21,125,767

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    9/9/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    9/9/2009

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    9/9/2009

* Print the name and title of each signing officer under his or her signature.